Insurance - Sensitivity Analysis of Insurance Policyholder Liabilities to Reasonably Possible Changes in Actuarial Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% increase in market interest rates impact on net income	$ (2)	$ (1)
1% decrease in market interest rates impact on net income		3
10% increase in equity market values impact on net income	6	3
10% decrease in equity market values impact on net income	(8)	(4)
5% increase in maintenance expenses impact on net income	(29)	(29)
Life insurance [member]
Life Insurance
2% adverse change in annuitant mortality rates impact on net income	(131)	(117)
2% adverse change in assurance mortality rates impact on net income	(59)	(60)
5% adverse change in morbidity rates impact on net income	(188)	(183)
10% adverse change in lapse rates impact on net income	$ (226)	$ (220)